Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Large Cap Growth Fund

October 31, 2020

ZLG-QTLY-1220
1.9881573.103

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 15.3%
Entertainment - 3.6%
Activision Blizzard, Inc.	5,224	$395,614
CD Projekt RED SA ADR (a)	1,104	24,288
Netflix, Inc. (a)	2,047	973,840
Nintendo Co. Ltd.	102	55,150
Nintendo Co. Ltd. ADR	331	22,419
Roku, Inc. Class A (a)	773	156,455
Sea Ltd. ADR (a)(b)	6,114	964,178
Spotify Technology SA (a)	340	81,563
Take-Two Interactive Software, Inc. (a)	70	10,844
		2,684,351
Interactive Media & Services - 11.4%
Alphabet, Inc. Class A (a)	2,440	3,943,308
Facebook, Inc. Class A (a)	12,256	3,224,676
Match Group, Inc. (a)	1,709	199,577
Pinterest, Inc. Class A (a)	757	44,625
Snap, Inc. Class A (a)	5,955	234,567
Tencent Holdings Ltd.	6,589	503,437
Twitter, Inc. (a)	940	38,878
Yandex NV Series A (a)	970	55,843
Zillow Group, Inc. Class C (a)	200	17,724
Zoominfo Technologies, Inc.	2,943	111,805
		8,374,440
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	1,881	206,101

TOTAL COMMUNICATION SERVICES		11,264,892

CONSUMER DISCRETIONARY - 28.7%
Automobiles - 3.4%
Ford Motor Co.	3,485	26,939
General Motors Co.	1,164	40,193
Harley-Davidson, Inc.	3,715	122,149
Neutron Holdings, Inc. warrants (a)(c)(d)	9,174	0
NIO, Inc. sponsored ADR (a)	635	19,418
Tesla, Inc. (a)(b)	5,676	2,202,515
XPeng, Inc. ADR (a)	3,507	67,966
		2,479,180
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (a)	837	132,288
FSN Ecommerce Ventures Pvt Ltd. (c)(d)	1,000	81,282
		213,570
Hotels, Restaurants & Leisure - 3.1%
Boyd Gaming Corp.	2,684	85,136
Caesars Entertainment, Inc. (a)	5,432	243,462
Chipotle Mexican Grill, Inc. (a)	320	384,474
Churchill Downs, Inc.	823	122,750
Darden Restaurants, Inc.	890	81,809
Dunkin' Brands Group, Inc.	1,143	113,969
Evolution Gaming Group AB (e)	467	34,690
Hilton Worldwide Holdings, Inc.	952	83,595
Kambi Group PLC (a)	712	23,124
Las Vegas Sands Corp.	1,970	94,678
Marriott International, Inc. Class A	1,131	105,047
Penn National Gaming, Inc. (a)	7,030	379,479
Starbucks Corp.	2,312	201,052
Texas Roadhouse, Inc. Class A	1,495	104,695
Vail Resorts, Inc.	453	105,114
Wendy's Co.	3,019	65,965
Wynn Resorts Ltd.	1,059	76,703
		2,305,742
Household Durables - 1.2%
D.R. Horton, Inc.	463	30,933
iRobot Corp. (a)	684	54,433
KB Home	860	27,735
Lennar Corp. Class A	906	63,628
Purple Innovation, Inc. (a)	259	7,348
Sony Corp. sponsored ADR	836	69,940
Taylor Morrison Home Corp. (a)	3,551	76,702
Tempur Sealy International, Inc. (a)	886	78,854
Toll Brothers, Inc.	1,936	81,854
TRI Pointe Homes, Inc. (a)	4,553	74,806
Tupperware Brands Corp.	7,135	226,322
Whirlpool Corp.	407	75,279
		867,834
Internet & Direct Marketing Retail - 12.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	2,624	799,507
Amazon.com, Inc. (a)	2,120	6,436,638
Bygghemma Group First AB (a)	531	8,295
Delivery Hero AG (a)(e)	291	33,478
eBay, Inc.	1,709	81,400
Etsy, Inc. (a)	364	44,259
Expedia, Inc.	1,463	137,741
Farfetch Ltd. Class A (a)	2,940	82,702
Fiverr International Ltd. (a)	375	54,908
JD.com, Inc.:
Class A	516	21,047
sponsored ADR (a)	1,910	155,703
Jumia Technologies AG ADR (a)	1,578	23,607
Kogan.Com Ltd.	1,437	20,802
MercadoLibre, Inc. (a)	189	229,455
Mercari, Inc. (a)	142	5,970
Ocado Group PLC (a)	886	26,124
Overstock.com, Inc. (a)	623	34,950
Pinduoduo, Inc. ADR (a)	4,859	437,213
The RealReal, Inc. (a)	6,710	84,479
THG Holdings Ltd.	2,600	22,217
Wayfair LLC Class A (a)	1,151	285,483
		9,025,978
Leisure Products - 0.5%
Bafang Electric Suzhou Co. Ltd. (A Shares)	265	7,307
Mattel, Inc. (a)	1,696	23,354
Peloton Interactive, Inc. Class A (a)	2,579	284,232
Vista Outdoor, Inc. (a)	3,868	76,470
		391,363
Multiline Retail - 0.6%
Dollar General Corp.	362	75,553
Dollar Tree, Inc. (a)	1,332	120,306
Nordstrom, Inc.	1,162	14,060
Ollie's Bargain Outlet Holdings, Inc. (a)	1,175	102,331
Target Corp.	811	123,450
		435,700
Specialty Retail - 4.6%
American Eagle Outfitters, Inc.	7,196	98,657
Burlington Stores, Inc. (a)	732	141,701
Carvana Co. Class A (a)(b)	2,828	524,170
Cazoo Holdings Ltd. (c)(d)	547	7,529
Dick's Sporting Goods, Inc.	1,358	76,931
Five Below, Inc. (a)	1,456	194,143
Floor & Decor Holdings, Inc. Class A (a)	3,112	227,176
John David Group PLC	706	6,779
Lowe's Companies, Inc.	6,759	1,068,598
RH (a)	1,107	371,100
Signet Jewelers Ltd.	1,993	44,404
The Home Depot, Inc.	2,007	535,287
Vroom, Inc.	835	34,319
Williams-Sonoma, Inc.	380	34,660
		3,365,454
Textiles, Apparel & Luxury Goods - 2.8%
adidas AG	504	149,681
Allbirds, Inc. (a)(c)(d)	215	2,485
Anta Sports Products Ltd.	465	5,116
Aritzia LP (a)	1,896	28,633
Capri Holdings Ltd. (a)	1,728	36,668
Crocs, Inc. (a)	5,497	287,658
Deckers Outdoor Corp. (a)	535	135,553
lululemon athletica, Inc. (a)	1,157	369,419
LVMH Moet Hennessy Louis Vuitton SE	198	92,812
Moncler SpA	1,848	73,952
NIKE, Inc. Class B	4,946	593,916
Puma AG	244	21,324
PVH Corp.	2,422	141,178
VF Corp.	1,411	94,819
		2,033,214

TOTAL CONSUMER DISCRETIONARY		21,118,035

CONSUMER STAPLES - 1.6%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	206	214,071
Constellation Brands, Inc. Class A (sub. vtg.)	288	47,586
Keurig Dr. Pepper, Inc.	3,356	90,276
Monster Beverage Corp. (a)	1,959	150,001
Nongfu Spring Co. Ltd. (H Shares) (a)	3,200	14,653
		516,587
Food & Staples Retailing - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	2,136	81,787
Costco Wholesale Corp.	501	179,168
Performance Food Group Co. (a)	2,021	67,926
Zur Rose Group AG (a)	38	10,588
		339,469
Food Products - 0.1%
Act II Global Acquisition Corp. Class A (a)	214	1,753
Bunge Ltd.	284	16,111
Darling Ingredients, Inc. (a)	357	15,351
Freshpet, Inc. (a)	186	21,297
JDE Peet's BV	700	24,947
		79,459
Household Products - 0.1%
Reckitt Benckiser Group PLC	471	41,490
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	487	12,769
Herbalife Nutrition Ltd. (a)	1,939	87,526
Nu Skin Enterprises, Inc. Class A	151	7,452
		107,747
Tobacco - 0.1%
JUUL Labs, Inc. Class A (a)(c)(d)	217	14,745
Swedish Match Co. AB	857	64,585
		79,330

TOTAL CONSUMER STAPLES		1,164,082

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Reliance Industries Ltd.	13,054	359,771
Reliance Industries Ltd.	885	14,020
Reliance Industries Ltd. sponsored GDR (e)	697	38,265
Renewable Energy Group, Inc. (a)	491	27,692
		439,748
FINANCIALS - 0.7%
Banks - 0.0%
Kotak Mahindra Bank Ltd. (a)	733	15,206
Capital Markets - 0.1%
London Stock Exchange Group PLC	180	19,404
Shift Technologies, Inc. Class A (a)	2,117	18,841
		38,245
Consumer Finance - 0.3%
Ally Financial, Inc.	4,086	109,014
Capital One Financial Corp.	1,021	74,615
		183,629
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(c)(d)	2,450	21,490
DiamondPeak Holdings Corp. (c)	5,676	66,665
dMY Technology Group, Inc. (f)	1,168	13,012
MultiPlan Corp. (c)	4,250	27,923
MultiPlan Corp. warrants (a)(c)	212	1
Netfin Acquisition Corp. Class A (a)	1,994	20,538
Social Capital Hedosophia Holdings Corp. II Class A (a)	954	15,684
Spartan Energy Acquisition Corp. (a)	1,504	15,251
		180,564
Insurance - 0.1%
eHealth, Inc. (a)	1,016	68,184
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	365	9,413

TOTAL FINANCIALS		495,241

HEALTH CARE - 8.0%
Biotechnology - 2.5%
ACADIA Pharmaceuticals, Inc. (a)	311	14,446
Acceleron Pharma, Inc. (a)	805	84,187
ADC Therapeutics SA (a)	696	19,968
Agios Pharmaceuticals, Inc. (a)	116	4,648
Akouos, Inc. (a)	400	7,764
Allakos, Inc. (a)	276	26,256
Alnylam Pharmaceuticals, Inc. (a)	1,414	173,880
Annexon, Inc. (a)	735	15,295
Arcutis Biotherapeutics, Inc. (a)	400	7,128
Argenx SE ADR (a)	76	18,858
Ascendis Pharma A/S sponsored ADR (a)	382	62,400
Atea Pharmaceuticals, Inc.	337	8,088
Avidity Biosciences, Inc.	300	7,419
BeiGene Ltd. (a)	331	7,348
BeiGene Ltd. ADR (a)	79	23,425
BioNTech SE ADR (a)	81	6,914
BioXcel Therapeutics, Inc. (a)	112	5,117
Bridgebio Pharma, Inc. (a)	201	7,714
CareDx, Inc. (a)	151	7,407
Coherus BioSciences, Inc. (a)	288	4,801
Crinetics Pharmaceuticals, Inc. (a)	261	3,153
FibroGen, Inc. (a)	496	19,036
Forma Therapeutics Holdings, Inc.	300	12,936
Fusion Pharmaceuticals, Inc. (a)	400	4,960
Generation Bio Co.	300	7,752
Generation Bio Co.	453	11,120
Global Blood Therapeutics, Inc. (a)	892	47,169
Insmed, Inc. (a)	354	11,661
Ionis Pharmaceuticals, Inc. (a)	36	1,690
Karuna Therapeutics, Inc. (a)	173	14,046
Mirati Therapeutics, Inc. (a)	58	12,594
Moderna, Inc. (a)	1,190	80,289
Neurocrine Biosciences, Inc. (a)	884	87,224
Novavax, Inc. (a)	86	6,941
Prelude Therapeutics, Inc.	300	10,569
Protagonist Therapeutics, Inc. (a)	326	6,178
Regeneron Pharmaceuticals, Inc. (a)	1,000	543,560
Relay Therapeutics, Inc. (a)	300	11,082
Revolution Medicines, Inc.	653	19,714
Sage Therapeutics, Inc. (a)	506	37,130
Sarepta Therapeutics, Inc. (a)	852	115,795
Scholar Rock Holding Corp. (a)	178	6,924
Seagen, Inc. (a)	124	20,683
Shattuck Labs, Inc.	300	7,755
Taysha Gene Therapies, Inc.	400	8,320
Turning Point Therapeutics, Inc. (a)	828	76,333
Vaxcyte, Inc.	600	22,422
Xencor, Inc. (a)	200	7,676
Zai Lab Ltd. ADR (a)	962	78,932
		1,806,707
Health Care Equipment & Supplies - 2.6%
Align Technology, Inc. (a)	46	19,600
Atricure, Inc. (a)	104	3,594
Axonics Modulation Technologies, Inc. (a)	1,593	74,696
Danaher Corp.	596	136,806
DexCom, Inc. (a)	817	261,097
Hologic, Inc. (a)	1,182	81,345
InMode Ltd. (a)	811	29,650
Insulet Corp. (a)	526	116,904
Intuitive Surgical, Inc. (a)	828	552,342
Novocure Ltd. (a)	462	56,410
Outset Medical, Inc.	331	15,382
Pulmonx Corp.	300	12,618
Quidel Corp. (a)	1,001	268,558
Shockwave Medical, Inc. (a)	1,092	74,605
Tandem Diabetes Care, Inc. (a)	1,327	144,643
West Pharmaceutical Services, Inc.	312	84,886
		1,933,136
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	996	28,097
Alignment Healthcare Partners unit (c)(d)	380	5,749
Centene Corp. (a)	1,175	69,443
Guardant Health, Inc. (a)	825	87,995
Humana, Inc.	421	168,097
Oak Street Health, Inc. (a)	300	14,277
Owens & Minor, Inc.	615	15,449
		389,107
Health Care Technology - 0.1%
American Well Corp.	600	15,486
GoodRx Holdings, Inc.	889	43,019
Kronos Bio, Inc.	573	16,096
		74,601
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	586	80,223
Avantor, Inc. (a)	1,236	28,762
Berkeley Lights, Inc. (a)	300	21,771
Bio-Rad Laboratories, Inc. Class A (a)	61	35,772
Eurofins Scientific SA (a)	15	11,946
Nanostring Technologies, Inc. (a)	490	17,959
Thermo Fisher Scientific, Inc.	1,351	639,185
		835,618
Pharmaceuticals - 1.1%
AstraZeneca PLC sponsored ADR	2,746	137,739
Hansoh Pharmaceutical Group Co. Ltd. (a)(e)	2,259	10,068
Harmony Biosciences Holdings, Inc. (a)	281	10,931
Horizon Therapeutics PLC (a)	1,808	135,473
Intra-Cellular Therapies, Inc. (a)	838	20,673
Nektar Therapeutics (a)	664	10,518
OptiNose, Inc. (a)	1,896	6,067
Roche Holding AG (participation certificate)	182	58,482
Zoetis, Inc. Class A	2,724	431,890
		821,841

TOTAL HEALTH CARE		5,861,010

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.1%
Avon Rubber PLC	258	13,119
Axon Enterprise, Inc. (a)	741	73,285
		86,404
Air Freight & Logistics - 0.5%
FedEx Corp.	1,011	262,324
United Parcel Service, Inc. Class B	489	76,827
		339,151
Airlines - 0.1%
Delta Air Lines, Inc.	642	19,671
JetBlue Airways Corp. (a)	2,897	34,677
Southwest Airlines Co.	261	10,317
		64,665
Building Products - 0.2%
Builders FirstSource, Inc. (a)	867	26,270
Carrier Global Corp.	910	30,385
Fortune Brands Home & Security, Inc.	346	27,981
The AZEK Co., Inc.	2,428	81,192
		165,828
Commercial Services & Supplies - 0.0%
HomeServe PLC	1,213	17,364
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	2,030	131,828
Electrical Equipment - 0.2%
Bloom Energy Corp. Class A (a)	1,900	24,016
Generac Holdings, Inc. (a)	36	7,565
Sunrun, Inc. (a)	1,968	102,375
		133,956
Industrial Conglomerates - 0.0%
General Electric Co.	3,040	22,557
Machinery - 0.0%
Deere & Co.	65	14,684
Professional Services - 0.1%
Boa Vista Servicos SA (a)	6,645	15,715
Upwork, Inc. (a)	2,487	45,885
		61,600
Road & Rail - 2.6%
Lyft, Inc. (a)	36,179	825,967
Uber Technologies, Inc. (a)	32,296	1,079,009
		1,904,976
Trading Companies & Distributors - 0.0%
BMC Stock Holdings, Inc. (a)	664	26,288

TOTAL INDUSTRIALS		2,969,301

INFORMATION TECHNOLOGY - 37.7%
Electronic Equipment & Components - 0.3%
II-VI, Inc. (a)	4,741	215,573
IT Services - 5.5%
Alliance Data Systems Corp.	464	23,915
Endava PLC ADR (a)	414	26,455
MasterCard, Inc. Class A	1,715	495,018
MongoDB, Inc. Class A (a)	341	77,908
PayPal Holdings, Inc. (a)	4,496	836,840
Repay Holdings Corp. (a)	979	22,057
Riskified Ltd. warrants (a)(c)(d)	5	0
Shopify, Inc. Class A (a)	467	430,521
Snowflake Computing, Inc.	246	61,505
Snowflake Computing, Inc. Class B	47	10,576
Square, Inc. (a)	1,941	300,622
Twilio, Inc. Class A (a)	1,385	386,373
Visa, Inc. Class A	7,003	1,272,515
Wix.com Ltd. (a)	377	93,240
		4,037,545
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc. (a)	6,133	461,754
Allegro MicroSystems LLC (a)	500	9,150
Array Technologies, Inc.	3,553	130,928
Cirrus Logic, Inc. (a)	540	37,190
Enphase Energy, Inc. (a)	1,347	132,127
First Solar, Inc. (a)	518	45,089
Inphi Corp. (a)	56	7,827
Lam Research Corp.	23	7,868
Lattice Semiconductor Corp. (a)	986	34,411
Marvell Technology Group Ltd.	44,778	1,679,623
MediaTek, Inc.	1,136	26,922
Micron Technology, Inc. (a)	6,955	350,115
NVIDIA Corp. (b)	5,903	2,959,528
NXP Semiconductors NV	7,892	1,066,367
ON Semiconductor Corp. (a)	2,848	71,456
SolarEdge Technologies, Inc. (a)	386	99,468
Synaptics, Inc. (a)	267	20,471
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	428	35,896
Universal Display Corp.	425	84,282
		7,260,472
Software - 12.9%
Adobe, Inc. (a)	2,220	992,562
Anaplan, Inc. (a)	256	14,170
Atlassian Corp. PLC (a)	112	21,461
Autodesk, Inc. (a)	210	49,463
Avalara, Inc. (a)	259	38,604
Bill.Com Holdings, Inc. (a)	541	54,100
Cloudflare, Inc. (a)	300	15,591
Coupa Software, Inc. (a)	242	64,783
Crowdstrike Holdings, Inc. (a)	940	116,410
Digital Turbine, Inc. (a)	696	19,947
DocuSign, Inc. (a)	840	169,890
Elastic NV (a)	887	89,951
Epic Games, Inc. (c)(d)	9	5,175
FireEye, Inc. (a)	969	13,411
Five9, Inc. (a)	253	38,385
HubSpot, Inc. (a)	535	155,187
Intuit, Inc.	46	14,475
Lightspeed POS, Inc. (a)	2,644	84,581
Lightspeed POS, Inc.	528	16,912
Microsoft Corp.	23,194	4,696,089
Ming Yuan Cloud Group Holdings Ltd.	2,400	10,247
nCino, Inc. (a)	164	11,565
Nuance Communications, Inc. (a)	674	21,507
Paycom Software, Inc. (a)	40	14,564
RingCentral, Inc. (a)	428	110,570
Salesforce.com, Inc. (a)	7,631	1,772,452
ServiceNow, Inc. (a)	571	284,112
Slack Technologies, Inc. Class A (a)	3,093	79,119
Tanium, Inc. Class B (a)(c)(d)	131	1,493
The Trade Desk, Inc. (a)	323	182,963
Workday, Inc. Class A (a)	972	204,237
Zendesk, Inc. (a)	72	7,988
Zoom Video Communications, Inc. Class A (a)	313	144,265
		9,516,229
Technology Hardware, Storage & Peripherals - 9.1%
Apple, Inc.	61,597	6,705,450
Corsair Gaming, Inc.	700	16,828
		6,722,278

TOTAL INFORMATION TECHNOLOGY		27,752,097

MATERIALS - 0.3%
Chemicals - 0.2%
LG Chemical Ltd.	12	6,529
Olin Corp.	2,032	33,630
The Chemours Co. LLC	5,392	108,595
		148,754
Construction Materials - 0.0%
Eagle Materials, Inc.	77	6,564
Containers & Packaging - 0.0%
WestRock Co.	585	21,967
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd. (Canada)	78	6,175
ArcelorMittal SA Class A unit (a)	2,186	29,730
Sunshine Silver Mining & Refining Corp.	1,700	11,390
		47,295

TOTAL MATERIALS		224,580

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
KE Holdings, Inc. ADR (a)	1,437	100,231
Redfin Corp. (a)	3,751	156,679
		256,910
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	215	14,366
TOTAL COMMON STOCKS
(Cost $49,484,340)		71,560,262

Preferred Stocks - 0.5%
Convertible Preferred Stocks - 0.4%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series C (a)(c)(d)	3,181	4,549
Series D (a)(c)(d)	7,310	10,453
		15,002
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Rivian Automotive, Inc. Series E (c)(d)	3,444	53,348
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (a)(c)(d)	217	2,818
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series E (a)(c)(d)	282	5,527
Specialty Retail - 0.0%
Fanatics, Inc. Series E (c)(d)	1,655	28,615
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	85	983
Series B (a)(c)(d)	15	173
Series C (a)(c)(d)	140	1,618
Series Seed (a)(c)(d)	45	520
		3,294
TOTAL CONSUMER DISCRETIONARY		93,602
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (c)(d)	78	2,978
Roofoods Ltd. Series F (a)(c)(d)	17	6,994
Sweetgreen, Inc.:
Series C (a)(c)(d)	13	193
Series D (a)(c)(d)	205	3,044
Series H (a)(c)(d)	1,969	29,240
Series I (a)(c)(d)	482	7,158
		49,607
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	557	3,528
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	127	8,630
TOTAL CONSUMER STAPLES		61,765
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D1 (c)(d)	528	5,685
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(c)(d)	339	3,543
Nuvation Bio, Inc. Series A (a)(c)(d)	7,400	13,211
		16,754
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (c)(d)	126	34,020
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Riskified Ltd. Series E (c)(d)	625	5,947
Software - 0.1%
ACV Auctions, Inc.:
Series E (c)(d)	754	4,467
Series E1 (c)(d)	1,946	11,528
Bird Rides, Inc.:
Series C (a)(c)(d)	1,434	15,401
Series D (a)(c)(d)	200	2,148
Compass, Inc. Series E (a)(c)(d)	28	3,969
ContextLogic, Inc. Series G (a)(c)(d)	67	11,811
Nuvia, Inc. Series B (c)(d)	2,764	8,865
UiPath, Inc.:
Series A1 (a)(c)(d)	273	5,076
Series B1 (a)(c)(d)	15	279
Series B2 (a)(c)(d)	69	1,283
		64,827
TOTAL INFORMATION TECHNOLOGY		70,774

TOTAL CONVERTIBLE PREFERRED STOCKS		297,602

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
Series 1C (c)(d)	26,100	522
Series 1D (c)(d)	58,561	1,171
Volkswagen AG	95	13,841
Waymo LLC Series A2 (c)(d)	127	10,905
		26,439
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (c)(d)	18	248
Series B (c)(d)	313	4,308
Series C (c)(d)	6	83
Series D (c)(d)	1,116	15,361
		20,000
TOTAL CONSUMER DISCRETIONARY		46,439
TOTAL PREFERRED STOCKS
(Cost $341,056)		344,041
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	5,000	5,000
4% 6/12/27 (c)(d)	3,170	3,170
TOTAL CONVERTIBLE BONDS
(Cost $8,170)		8,170
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.10% (g)	1,620,031	1,620,355
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	16,098	16,100
TOTAL MONEY MARKET FUNDS
(Cost $1,636,455)		1,636,455
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $51,470,021)		73,548,928
NET OTHER ASSETS (LIABILITIES) - 0.1%		94,330
NET ASSETS - 100%		$73,643,258

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Carvana Co. Class A	Chicago Board Options Exchange	1	$18,535	$290.00	1/15/21	$(440)
NVIDIA Corp.	Chicago Board Options Exchange	1	50,136	650.00	12/18/20	(413)
Sea Ltd. ADR	Chicago Board Options Exchange	2	31,540	190.00	12/18/20	(1,010)
Tesla, Inc.	Chicago Board Options Exchange	1	38,804	540.00	12/18/20	(420)
TOTAL WRITTEN OPTIONS						$(2,283)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $139,015.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $572,906 or 0.8% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,501 or 0.2% of net assets.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$4,707
ACV Auctions, Inc. Series E	11/6/19	$4,170
ACV Auctions, Inc. Series E1	9/4/20	$11,528
Agbiome LLC Series C	6/29/18	$3,528
Alignment Healthcare Partners unit	2/28/20	$4,605
Allbirds, Inc.	10/9/18	$2,358
Allbirds, Inc. Series A	10/9/18	$932
Allbirds, Inc. Series B	10/9/18	$165
Allbirds, Inc. Series C	10/9/18	$1,535
Allbirds, Inc. Series Seed	10/9/18	$494
Ant International Co. Ltd. Class C	5/16/18	$13,745
Bird Rides, Inc. Series C	12/21/18	$16,843
Bird Rides, Inc. Series D	9/30/19	$2,584
Blink Health LLC Series C	11/7/19	$2,978
Cazoo Holdings Ltd.	9/30/20	$7,499
Cazoo Holdings Ltd. Series A	9/30/20	$247
Cazoo Holdings Ltd. Series B	9/30/20	$4,291
Cazoo Holdings Ltd. Series C	9/30/20	$82
Cazoo Holdings Ltd. Series D	9/30/20	$15,300
Compass, Inc. Series E	11/3/17	$1,889
ContextLogic, Inc. Series G	10/24/17	$9,014
DiamondPeak Holdings Corp.	10/23/20	$56,760
Epic Games, Inc.	7/30/20	$5,175
Fanatics, Inc. Series E	8/13/20	$28,615
FSN Ecommerce Ventures Pvt Ltd.	10/7/20	$82,628
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$5,804
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$3,263
MultiPlan Corp.	10/8/20	$42,079
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc. warrants	6/4/20	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$4,772
Neutron Holdings, Inc. Series 1D	1/25/19	$14,201
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$5,000
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$3,170
Nuvation Bio, Inc. Series A	6/17/19	$5,708
Nuvia, Inc. Series B	9/18/20	$8,865
Riskified Ltd. Series E	10/28/19	$5,947
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$53,348
Roofoods Ltd. Series F	9/12/17	$6,011
Sonder Holdings, Inc. Series D1	12/20/19	$5,542
Space Exploration Technologies Corp. Series N	8/4/20	$34,020
Starry, Inc. Series C	12/8/17	$2,933
Starry, Inc. Series D	3/6/19 - 7/30/20	$10,453
Sweetgreen, Inc. Series C	9/13/19	$222
Sweetgreen, Inc. Series D	9/13/19	$3,506
Sweetgreen, Inc. Series H	11/9/18	$25,676
Sweetgreen, Inc. Series I	9/13/19	$8,242
Tanium, Inc. Class B	4/21/17	$650
The Honest Co., Inc. Series E	9/28/17	$5,529
Topgolf International, Inc. Series F	11/10/17	$3,002
UiPath, Inc. Series A1	6/14/19	$3,581
UiPath, Inc. Series B1	6/14/19	$197
UiPath, Inc. Series B2	6/14/19	$905
Waymo LLC Series A2	5/8/20	$10,905

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$313
Fidelity Securities Lending Cash Central Fund	225
Total	$538

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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